Taxation (Details) - Schedule of loss before income taxes - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Loss Before Income Taxes Abstract
Non-PRC	$ (7,897)	$ (13,952)
PRC	(6,265)	(9,673)
Total	$ (14,162)	$ (23,625)